Parent Company Only Financial Information [Text Block] (Tables) - MUFG [Member]	12 Months Ended
Mar. 31, 2017
Condensed Balance Sheets [Table Text Block]

Condensed Balance Sheets

	As of March 31,
	2016	2017
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥160,468	¥158,603
Investments in subsidiaries and affiliated companies	16,107,148	15,798,922
Banking subsidiaries	12,415,806	11,961,515
Non-banking subsidiaries and affiliated companies	3,691,342	3,837,407
Loans to subsidiaries	1,586,400	3,419,961
Banking subsidiaries	1,490,400	3,278,961
Non-banking subsidiaries	96,000	141,000
Other assets	78,305	97,742

Total assets	¥17,932,321	¥19,475,228

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,703,001	¥1,667,063
Long-term debt from non-banking subsidiaries and affiliated companies	257,243	261,586
Long-term debt	1,577,065	3,433,423
Other liabilities	124,387	127,624

Total liabilities	3,661,696	5,489,696

Total shareholders’ equity	14,270,625	13,985,532

Total liabilities and shareholders’ equity	¥17,932,321	¥19,475,228

Condensed Statements of Income [Table Text Block]

Condensed Statements of Income

	Fiscal years ended March 31,
	2015	2016	2017
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥579,180	¥574,118	¥608,504
Banking subsidiaries	457,159	501,788	535,512
Non-banking subsidiaries and affiliated companies	122,021	72,330	72,992
Management fees from subsidiaries	22,059	24,388	26,095
Interest income from subsidiaries	450	8,043	48,665
Foreign exchange gains (losses)—net	(86,038)	36,715	3,614
Trading account losses—net	—	(7,907)	(41,279)
Other income	906	975	1,427

Total income	516,557	636,332	647,026

Expense:
Operating expenses	20,791	23,074	25,692
Interest expense to subsidiaries and affiliated companies	28,929	26,553	28,867
Interest expense	387	3,429	35,689
Other expense	1,019	1,788	2,554

Total expense	51,126	54,844	92,802

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	1,036,350	216,632	(362,899)

Income before income tax benefit	1,501,781	798,120	191,325
Income tax benefit	(29,346)	(4,212)	(11,355)

Net income	¥1,531,127	¥802,332	¥202,680

Condensed Statements of Cash Flows [Table Text Block]

Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2015	2016	2017
	(in millions)
Operating activities:
Net income	¥1,531,127	¥802,332	¥202,680
Adjustments and other	(980,631)	(158,564)	371,901

Net cash provided by operating activities	550,496	643,768	574,581

Investing activities:
Proceeds from sales of other investment securities	130,000	—	—
Proceeds from sales of investment in subsidiaries and affiliated companies	390,000	—	1,574
Purchase of equity investment in an affiliated company	—	—	(91,877)
Net increase in loans to subsidiaries	(190,000)	(1,433,700)	(1,802,664)
Net decrease (increase) in interest-earning deposits with banks	111,295	(4)	(5,335)
Other—net	(60,140)	(3,135)	(2,659)

Net cash provided by (used in) investing activities	381,155	(1,436,839)	(1,900,961)

Financing activities:
Net decrease in short-term borrowings from subsidiaries	(179,380)	(84,959)	(32,412)
Proceeds from issuance of long-term debt	190,000	1,432,755	1,808,672
Repayment of long-term debt	(20)	(22)	(20)
Repayment of long-term debt to subsidiaries and affiliated companies	(130,000)	—	(1,136)
Proceeds from sales of treasury stock	2	2	1
Payments for acquisition of preferred stock	(390,000)	—	—
Payments for acquisition of treasury stock	(100,045)	(200,053)	(200,028)
Dividends paid	(263,978)	(251,497)	(246,564)
Other—net	(5,598)	(14,366)	(9,333)

Net cash provided by (used in) financing activities	(879,019)	881,860	1,319,180

Net increase (decrease) in cash and cash equivalents	52,632	88,789	(7,200)
Cash and cash equivalents at beginning of fiscal year	19,019	71,651	160,440

Cash and cash equivalents at end of fiscal year	¥71,651	¥160,440	¥153,240